Trade and other receivables	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Trade and other receivables
13.
Trade and other receivables
Non-current
trade and other receivables

Million US dollar	30 June 2020	31 December 2019
Cash deposits for guarantees	170	219
Loans to customers	30	58
Tax receivable, other than income tax	147	166
Trade and other receivables	303	363

	650	807

Current trade and other receivables

Million US dollar	30 June 2020	31 December 2019
Trade receivables and accrued income	3 465	4 046
Interest receivable	6	21
Tax receivable, other than income tax	618	821
Loans to customers	105	119
Prepaid expenses	420	563
Other receivables	663	616

	5 276	6 187

The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant
.
The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 2020 and 2019 respectively:

	Net carrying amount as of 30 June 2020	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 d ays	More than 90 days
Trade receivables and accrued income	3 465	3 156	93	64	75	77
Loans to customers	135	133	—	1	1	—
Interest receivable	6	6	—	—	—	—
Other receivables	966	938	1	18	3	6

	4 572	4 232	94	83	80	83

	Net carrying amount as of 31 December 2019	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 046	3 690	261	44	44	7
Loans to customers	177	172	1	2	2	—
Interest receivable	21	21	—	—	—	—
Other receivables	979	945	9	16	5	4

	5 223	4 828	271	62	51	11

The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current
loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the first six months of 2020 amount to 122m US dollar (30 June 2019: 25m US dollar). The impairment loss recognized in the first six months of 2020 includes AB InBev’s estimate of overdue receivables the company will not be able to collect from defaulting customers as a result of the
COVID-19
pandemic before year end 2020.
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 22
Risks arising from financial instruments
.